PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.   PROPERTY AND EQUIPMENT, NET

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Machinery and electronic equipment	2,555,217	3,390,586	519,630
Leasehold improvements	1,176,201	1,331,472	204,057
Motor vehicles	4,952	121,072	18,555
Construction in progress	725,147	946,721	145,091
	4,461,517	5,789,851	887,333
Less: accumulated depreciation	(1,537,113)	(1,710,616)	(262,163)
	2,924,404	4,079,235	625,170

The Group acquired certain machinery and electronic equipment by entering into financing leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB30,462 and RMB22,566, respectively, as of December 31, 2019 and RMB32,314 (US$ 4,952) and RMB25,914 (US$ 3,971), respectively, as of December 31, 2020. Future minimum lease payments are disclosed in Note 10. Depreciation expense of property and equipment, including assets under financing leases, was RMB426,450, RMB456,382 and RMB502,183 (US$76,963) for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, the balances of construction in progress were RMB725,147 and RMB946,721 (US$145,091), respectively, which were related to the construction of warehouses, hubs and sortation centers and related equipment.